Operating Expenses - Disclosure of total operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses [Abstract]
General and administrative expenses	$ 60,991	$ 57,199	$ 49,440
Research and development expenses	152,433	110,471	81,859
Operating income/(loss)	$ 213,425	$ 167,671	$ 131,299